Asset impairment - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired Long-Lived Assets Held and Used [Line Items]
Flight equipment held for operating leases (Note 7)	$ 3,256,717	$ 128,409
Asset impairment	96,591	128,409	$ 1,086,983
Sale Transactions And Certain Lease Amendments
Impaired Long-Lived Assets Held and Used [Line Items]
Flight equipment held for operating leases (Note 7)	96,591	128,409	986,559
Goodwill	0	0	58,094
Flight equipment held for sale	0	0	5,483
Maintenance rights and other	$ 0	$ 0	$ 36,847